UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners Global Equity Fund

Managed by	BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital growth. Dividend income, if any, is incidental to this goal.

Fund name change

During the fourth quarter of 2009, it is expected that the Fund’s name will change to Legg Mason Batterymarch Global Equity Fund. There will be no change in the Fund’s investment objective or investment policies as a result of the name change.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Global Equity Fund	I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six months ended June 30, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in January and February 2009, with the Index returning -8.43% and -10.65%, respectively. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply, rising approximately 36% from their March low through the end of June 2009. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index gained 3.16% over the six-month reporting period.

The international developed equity markets, as measured by the MSCI EAFE Indexv, also posted positive results during the six-month reporting period and outperformed the Index. During the six-month period ended June 30, 2009, the MSCI EAFE Index returned 7.95%. This was due, in part, to international stocks

II	Legg Mason Partners Global Equity Fund

generating better returns in April and May 2009. During this time, international stocks rose sharply given certain economic data that triggered hopes that the global economy was beginning to show signs of modest improvement.

Performance review

For the six months ended June 30, 2009, Class A shares of Legg Mason Partners Global Equity Fund, excluding sales charges, returned 0.37%. The Fund’s unmanaged benchmark, the MSCI World Indexvi, returned 6.35% over the same time frame. The Lipper Global Multi-Cap Core Funds Category Average1 returned 7.65% for the same period.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 139 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Global Equity Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of June 30, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Global Equity Fund — Class A Shares	0.37%
MCSI World Index	6.35%
Lipper Global Multi-Cap Core Funds Category Average[1]	7.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class 1 shares[2] returned 0.56%, Class B shares returned 0.12%, Class C shares returned -0.03% and Class I shares returned 0.59% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 1.40%, 1.76%, 2.70%, 2.69% and 1.01%, respectively.
As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.25% for Class 1 shares. This expense limitation may be reduced or terminated at any time.
As a result of contractual expense limitations, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class I shares until May 1, 2010.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid – sometimes in reaction to economic news, and sometimes creating the news.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 139 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

IV	Legg Mason Partners Global Equity Fund

In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2009

Legg Mason Partners Global Equity Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, investments in stocks are subject to market fluctuations. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund invests a significant portion of its portfolio in foreign companies and, therefore, is subject to risks associated with foreign investments. These risks include currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, and are heightened for investments in the securities of issuers located in developing countries. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vi	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

VI	Legg Mason Partners Global Equity Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	0.56%	$1,000.00	$1,005.60	1.22%	$6.07
Class A	0.37	1,000.00	1,003.70	1.50	7.45
Class B	0.12	1,000.00	1,001.20	2.25	11.16
Class C	(0.03)	1,000.00	999.70	2.25	11.16
Class I	0.59	1,000.00	1,005.90	1.11	5.52

[1]	For the six months ended June 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers/and or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,018.74	1.22%	$6.11
Class A	5.00	1,000.00	1,017.36	1.50	7.50
Class B	5.00	1,000.00	1,013.64	2.25	11.23
Class C	5.00	1,000.00	1,013.64	2.25	11.23
Class I	5.00	1,000.00	1,019.29	1.11	5.56

[1]	For the six months ended June 30, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2009

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 98.2%
CONSUMER DISCRETIONARY — 9.1%
	Automobiles — 1.4%
14,800	Honda Motor Co., Ltd.(a)	$405,178
42,100	Toyota Motor Corp.(a)	1,591,313
	Total Automobiles	1,996,491
	Diversified Consumer Services — 0.5%
10,700	Apollo Group Inc., Class A Shares*	760,984
	Hotels, Restaurants & Leisure — 1.0%
93,400	Compass Group PLC(a)	526,100
3,700	McDonald’s Corp.	212,713
25,100	OPAP S.A.(a)	666,514
	Total Hotels, Restaurants & Leisure	1,405,327
	Household Durables — 0.9%
48,200	D.R. Horton Inc.	451,152
32,900	Sony Corp.(a)	849,754
	Total Household Durables	1,300,906
	Media — 1.2%
42,600	Comcast Corp., Class A Shares	617,274
13,840	DIRECTV Group Inc.*	341,986
14,300	McGraw-Hill Cos. Inc.	430,573
11,900	Time Warner Cable Inc.	376,873
	Total Media	1,766,706
	Multiline Retail — 1.9%
12,600	Dollar Tree Inc.*	530,460
15,000	Family Dollar Stores Inc.	424,500
12,900	J.C. Penney Co. Inc.	370,359
12,600	Kohl’s Corp.*	538,650
87,202	Marks & Spencer Group PLC(a)	439,945
11,400	Target Corp.	449,958
	Total Multiline Retail	2,753,872
	Specialty Retail — 1.6%
9,700	Advance Auto Parts Inc.	402,453
11,300	Aeropostale Inc.*	387,251
41,000	Gap Inc.	672,400
12,000	Ross Stores Inc.	463,200
14,300	TJX Cos. Inc.	449,878
	Total Specialty Retail	2,375,182
	Textiles, Apparel & Luxury Goods — 0.6%
8,251	Coach Inc.	221,787

See Notes to Financial Statements.

4	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Textiles, Apparel & Luxury Goods — 0.6% continued
13,800	Polo Ralph Lauren Corp.	$738,852
	Total Textiles, Apparel & Luxury Goods	960,639
	TOTAL CONSUMER DISCRETIONARY	13,320,107
CONSUMER STAPLES — 10.1%
	Beverages — 1.4%
7,300	Coca-Cola Co.	350,327
28,000	Coca-Cola Enterprises Inc.	466,200
52,693	Diageo PLC(a)	756,422
8,300	PepsiCo Inc.	456,168
	Total Beverages	2,029,117
	Food & Staples Retailing — 1.9%
12,589	Carrefour SA(a)	538,449
19,631	Koninklijke Ahold NV(a)	225,547
15,600	Lawson Inc.(a)	685,433
15,600	Sysco Corp.	350,688
21,880	Wal-Mart Stores Inc.	1,059,867
	Total Food & Staples Retailing	2,859,984
	Food Products — 3.0%
16,300	Archer-Daniels-Midland Co.	436,351
9,767	Aryzta AG(a)*	312,654
22,400	Dean Foods Co.*	429,856
58,600	Nestle SA, Registered Shares(a)	2,211,631
31,700	Sara Lee Corp.	309,392
26,809	Unilever NV, CVA(a)	646,909
	Total Food Products	4,346,793
	Household Products — 1.4%
6,400	Kimberly-Clark Corp.	335,552
33,900	Procter & Gamble Co.	1,732,290
	Total Household Products	2,067,842
	Tobacco — 2.4%
68,164	Altria Group Inc.	1,117,208
25,279	British American Tobacco PLC(a)	698,067
8,900	Lorillard Inc.	603,153
24,164	Philip Morris International Inc.	1,054,033
	Total Tobacco	3,472,461
	TOTAL CONSUMER STAPLES	14,776,197
ENERGY — 11.1%
	Energy Equipment & Services — 0.8%
15,000	Dresser-Rand Group Inc.*	391,500
19,000	Noble Corp.	574,750

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Energy Equipment & Services — 0.8% continued
3,800	Oceaneering International Inc.*	$171,760
	Total Energy Equipment & Services	1,138,010
	Oil, Gas & Consumable Fuels — 10.3%
8,200	Anadarko Petroleum Corp.	372,198
20,800	BG Group PLC(a)	349,342
209,140	BP PLC(a)	1,654,304
19,670	Chevron Corp.	1,303,138
23,300	ConocoPhillips	979,998
19,700	EnCana Corp.	977,163
51,400	Eni SpA(a)	1,219,181
33,625	Exxon Mobil Corp.	2,350,724
10,200	LUKOIL, ADR(a)	455,718
16,200	Marathon Oil Corp.	488,106
82,357	Rosneft Oil Co., GDR*	448,846
75,800	Royal Dutch Shell PLC, Class A Shares	1,892,512
32,800	StatoilHydro ASA(a)	647,209
28,700	Total SA(a)	1,554,234
28,400	Williams Cos. Inc.	443,324
	Total Oil, Gas & Consumable Fuels	15,135,997
	TOTAL ENERGY	16,274,007
FINANCIALS — 17.9%
	Capital Markets — 1.9%
19,400	Charles Schwab Corp.	340,276
3,500	Goldman Sachs Group Inc.	516,040
15,060	Macquarie Group Ltd.(a)	473,233
14,500	Morgan Stanley	413,395
13,300	State Street Corp.	627,760
25,200	TD Ameritrade Holding Corp.*	442,008
	Total Capital Markets	2,812,712
	Commercial Banks — 9.3%
89,012	Banco Bilbao Vizcaya Argentaria SA(a)	1,121,520
130,444	Banco Santander Central Hispano SA(a)	1,573,972
17,700	Bank of Nova Scotia	661,019
86,000	Bank of Yokohama Ltd.(a)	457,983
131,642	Barclays PLC(a)	612,911
9,800	BNP Paribas SA(a)	635,870
405,000	BOC Hong Kong Holdings Ltd.(a)	716,897
88,300	HSBC Holdings PLC(a)	732,743
274,100	Kasikornbank Public Co., Ltd.(a)	577,893
69,700	Mitsubishi UFJ Financial Group Inc.(a)	428,393

See Notes to Financial Statements.

6	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Commercial Banks — 9.3% continued
89,000	Oversea-Chinese Banking Corp. Ltd.(a)	$409,366
25,040	Royal Bank of Canada	1,024,515
278,000	Shinsei Bank Ltd.(a)*	443,742
56,000	Standard Chartered PLC(a)	1,054,321
6,600	State Bank of India, GDR(a)	468,649
16,200	Toronto-Dominion Bank	837,275
21,900	Wells Fargo & Co.	531,294
80,892	Westpac Banking Corp.(a)	1,310,887
	Total Commercial Banks	13,599,250
	Consumer Finance — 0.2%
14,400	American Express Co.	334,656
	Diversified Financial Services — 2.2%
26,200	Bank of America Corp.	345,840
15,375	Bolsas y Mercados Espanoles(a)	455,881
54,900	Hong Kong Exchanges & Clearing Ltd.(a)	852,443
48,255	ING Groep NV, CVA(a)	485,622
30,300	JPMorgan Chase & Co.	1,033,533
	Total Diversified Financial Services	3,173,319
	Insurance — 2.6%
2,000	CNP Assurances(a)	190,927
14,100	First American Corp.	365,331
14,100	MetLife Inc.	423,141
23,681	Sampo Oyj, Class A Shares(a)	446,807
14,700	SCOR SE(a)	301,852
77,000	Sompo Japan Insurance Inc.(a)	511,133
14,750	T&D Holdings Inc.(a)	420,519
20,500	Tokio Marine Holdings Inc.(a)	562,938
9,000	Torchmark Corp.	333,360
5,700	Travelers Cos. Inc.	233,928
	Total Insurance	3,789,936
	Real Estate Investment Trusts (REITs) — 0.6%
21,900	Liberty Property Trust	504,576
8,000	Simon Property Group Inc.	411,440
	Total Real Estate Investment Trusts (REITs)	916,016
	Real Estate Management & Development — 1.1%
13,800	Daito Trust Construction Co., Ltd.(a)	647,668
32,000	Mitsui Fudosan Co., Ltd.(a)	554,308
21,000	Sumitomo Realty & Development Co., Ltd.(a)	381,934
	Total Real Estate Management & Development	1,583,910
	TOTAL FINANCIALS	26,209,799

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

HEALTH CARE — 11.0%
	Biotechnology — 0.8%
21,800	Amgen Inc.*	$1,154,092
	Health Care Providers & Services — 1.1%
9,400	Medco Health Solutions Inc.*	428,734
32,400	UnitedHealth Group Inc.	809,352
9,400	WellPoint Inc.*	478,366
	Total Health Care Providers & Services	1,716,452
	Pharmaceuticals — 9.1%
18,600	Abbott Laboratories	874,944
16,700	Astellas Pharma Inc.(a)	589,819
38,100	AstraZeneca PLC(a)	1,677,162
46,100	Bristol-Myers Squibb Co.	936,291
10,200	Eli Lilly & Co.	353,328
14,200	Forest Laboratories Inc.*	356,562
79,500	GlaxoSmithKline PLC(a)	1,399,407
23,900	H. Lundbeck A/S(a)	455,213
14,500	Johnson & Johnson	823,600
20,300	Merck & Co. Inc.	567,588
26,100	Novartis AG, Registered Shares(a)	1,060,403
92,000	Pfizer Inc.	1,380,000
4,329	Roche Holding AG(a)	588,955
25,100	Sanofi-Aventis(a)	1,475,952
21,000	Takeda Pharmaceutical Co., Ltd.(a)	815,862
	Total Pharmaceuticals	13,355,086
	TOTAL HEALTH CARE	16,225,630
INDUSTRIALS — 9.4%
	Aerospace & Defense — 2.7%
4,400	Alliant Techsystems Inc.*	362,384
87,100	BAE Systems PLC(a)	486,003
6,000	General Dynamics Corp.	332,340
9,200	Goodrich Corp.	459,724
4,300	L-3 Communications Holdings Inc.	298,334
9,600	Lockheed Martin Corp.	774,240
9,900	Northrop Grumman Corp.	452,232
19,100	Raytheon Co.	848,613
	Total Aerospace & Defense	4,013,870
	Air Freight & Logistics — 0.4%
27,063	TNT NV(a)	527,045
	Building Products — 0.4%
14,800	Compagnie de Saint-Gobain(a)	494,788

See Notes to Financial Statements.

8	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Commercial Services & Supplies — 0.8%
113,717	Brambles Ltd.(a)	$544,258
80,200	Securitas AB, Class B Shares(a)	682,056
	Total Commercial Services & Supplies	1,226,314
	Construction & Engineering — 1.1%
26,600	KBR Inc.	490,504
12,400	URS Corp.*	614,048
12,500	Vinci SA(a)	560,923
	Total Construction & Engineering	1,665,475
	Industrial Conglomerates — 1.8%
68,976	General Electric Co.	808,399
16,750	Siemens AG, Registered Shares(a)	1,159,445
12,900	United Technologies Corp.	670,284
	Total Industrial Conglomerates	2,638,128
	Machinery — 0.9%
9,900	Flowserve Corp.	691,119
10,500	Schindler Holding AG(a)	652,556
	Total Machinery	1,343,675
	Professional Services — 0.7%
6,400	Dun & Bradstreet Corp.	519,744
340	SGS SA, Registered Shares(a)	422,198
	Total Professional Services	941,942
	Road & Rail — 0.3%
8,000	East Japan Railway Co.(a)	481,657
	Trading Companies & Distributors — 0.3%
366,000	Noble Group Ltd.(a)	458,340
	TOTAL INDUSTRIALS	13,791,234
INFORMATION TECHNOLOGY — 12.7%
	Communications Equipment — 1.9%
102,800	Cisco Systems Inc.*	1,916,192
24,700	Corning Inc.	396,682
56,000	Telefonaktiebolaget LM Ericsson, Class B Shares(a)	547,317
	Total Communications Equipment	2,860,191
	Computers & Peripherals — 4.6%
14,400	Apple Inc.*	2,050,992
69,300	Dell Inc.*	951,489
34,340	Hewlett-Packard Co.	1,327,241
21,050	International Business Machines Corp.	2,198,041
18,100	Lexmark International Inc., Class A Shares*	286,885
	Total Computers & Peripherals	6,814,648

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Internet Software & Services — 0.3%
24,500	eBay Inc.*	$419,685
	IT Services — 1.7%
12,566	Affiliated Computer Services Inc., Class A Shares*	558,182
9,200	Alliance Data Systems Corp.*	378,948
8,600	Automatic Data Processing Inc.	304,784
10,500	Computer Sciences Corp.*	465,150
8,600	Hewitt Associates Inc., Class A Shares*	256,108
146	NTT Data Corp.(a)	470,733
	Total IT Services	2,433,905
	Semiconductors & Semiconductor Equipment — 1.0%
31,900	Altera Corp.	519,332
26,000	Intel Corp.	430,300
26,600	Texas Instruments Inc.	566,580
	Total Semiconductors & Semiconductor Equipment	1,516,212
	Software — 3.2%
22,500	CA Inc.	392,175
64,300	Microsoft Corp.	1,528,411
1,400	Nintendo Co., Ltd.(a)	385,226
55,800	Oracle Corp.	1,195,236
19,600	Sybase Inc.*	614,264
26,000	Synopsys Inc.*	507,260
	Total Software	4,622,572
	TOTAL INFORMATION TECHNOLOGY	18,667,213
MATERIALS — 5.4%
	Chemicals — 2.5%
32,659	BASF SE(a)	1,302,465
4,800	CF Industries Holdings Inc.	355,872
19,900	Dow Chemical Co.	321,186
14,800	Koninklijke DSM NV(a)	463,648
5,000	Potash Corp. of Saskatchewan Inc.	466,563
3,989	Solvay SA(a)	336,507
2,167	Syngenta AG(a)	503,209
	Total Chemicals	3,749,450
	Containers & Packaging — 0.2%
15,300	Pactiv Corp.*	332,010
	Metals & Mining — 2.3%
85,600	BHP Billiton PLC(a)	1,932,772
27,977	Rio Tinto PLC(a)	973,582
37,464	Xstrata PLC(a)	413,025
	Total Metals & Mining	3,319,379

See Notes to Financial Statements.

10	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Paper & Forest Products — 0.4%
36,900	International Paper Co.	$558,297
	TOTAL MATERIALS	7,959,136
TELECOMMUNICATION SERVICES — 5.8%
	Diversified Telecommunication Services — 3.7%
28,842	AT&T Inc.	716,435
19,400	France Telecom SA(a)	440,710
17,900	Koninklijke KPN NV(a)	246,552
14,100	Nippon Telegraph & Telephone Corp.(a)	573,610
38,467	Portugal Telecom, SGPS, SA(a)	376,652
71,468	Telefonica SA(a)	1,620,307
48,300	Verizon Communications Inc.	1,484,259
	Total Diversified Telecommunication Services	5,458,525
	Wireless Telecommunication Services — 2.1%
32,100	America Movil SAB de CV, Series L Shares, ADR	1,242,912
91	KDDI Corp.(a)	482,385
684,600	Vodafone Group PLC(a)	1,322,791
	Total Wireless Telecommunication Services	3,048,088
	TOTAL TELECOMMUNICATION SERVICES	8,506,613
UTILITIES — 5.7%
	Electric Utilities — 2.0%
22,348	E.ON AG(a)	793,115
16,800	Electric Power Development Co.(a)	476,023
78,686	Enel SpA(a)	383,278
13,100	FPL Group Inc.	744,866
22,800	Tokyo Electric Power Co. Inc.(a)	585,960
	Total Electric Utilities	2,983,242
	Gas Utilities — 1.0%
136,000	Osaka Gas Co., Ltd.	435,979
177,000	Tokyo Gas Co., Ltd.(a)	632,682
13,900	UGI Corp.	354,311
	Total Gas Utilities	1,422,972
	Independent Power Producers & Energy Traders — 0.1%
17,100	AES Corp.*	198,531
	Multi-Utilities — 2.6%
22,400	Dominion Resources Inc.	748,608
17,927	GDF Suez(a)	669,617
11,600	PG&E Corp.	445,904
11,950	RWE AG(a)	943,252

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GLOBAL EQUITY FUND
SHARES	SECURITY	VALUE

	Multi-Utilities — 2.6% continued
20,200	Sempra Energy	$1,002,526
	Total Multi-Utilities	3,809,907
	TOTAL UTILITIES	8,414,652
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $146,631,138)	144,144,588
FACE AMOUNT
SHORT-TERM INVESTMENT† — 1.3%
	Repurchase Agreement — 1.3%
$1,884,000	State Street Bank & Trust Co. repurchase agreement dated 6/30/09, 0.000% due 7/1/09; Proceeds due at maturity — $1,884,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/10/09; Market value - $1,922,305) (Cost —$1,884,000)	1,884,000
	TOTAL INVESTMENTS — 99.5% (Cost — $148,515,138#)	146,028,588
	Other Assets in Excess of Liabilities — 0.5%	719,392
	TOTAL NET ASSETS — 100.0%	$146,747,980

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—American Depositary Receipt
CVA	—Certificaaten van aandelen (Share Certificates)
GDR	—Global Depositary Receipt

See Notes to Financial Statements.

12	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GLOBAL EQUITY FUND

SUMMARY OF INVESTMENTS BY COUNTRY‡	VALUE
United States	48.6%
United Kingdom	10.3
Japan	9.5
France	4.7
Switzerland	4.3
Spain	3.3
Netherlands	3.1
Germany	2.9
Canada	2.7
Australia	1.6
Italy	1.1
Hong Kong	1.1
Mexico	0.8
Sweden	0.8
Russia	0.6
Greece	0.5
Norway	0.4
Thailand	0.4
India	0.3
Bermuda	0.3
Denmark	0.3
Finland	0.3
Singapore	0.3
Portugal	0.3
Belgium	0.2
Short-Term Investment	1.3
100.0%

‡	As a percentage of total investments. Please note that Fund holdings are as of June, 30, 2009 and are subject to change.

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

June 30, 2009

ASSETS:
Investments, at value (Cost — $148,515,138)	$146,028,588
Foreign currency, at value (Cost — $169,241)	168,961
Cash	59
Receivable for securities sold	1,289,474
Receivable for Fund shares sold	853,226
Dividends receivable	494,281
Prepaid expenses	34,866
Total Assets	148,869,455
LIABILITIES:
Payable for securities purchased	1,509,711
Payable for Fund shares repurchased	181,797
Distribution fees payable	65,323
Investment management fee payable	46,208
Deferred foreign capital gains tax	40,511
Trustees’ fees payable	1,183
Accrued expenses	276,742
Total Liabilities	2,121,475
TOTAL NET ASSETS	$146,747,980
NET ASSETS:
Par value (Note 7)	$213
Paid-in capital in excess of par value	268,515,586
Undistributed net investment income	1,167,632
Accumulated net realized loss on investments and foreign currency transactions	(120,431,561)
Net unrealized depreciation on investments and foreign currencies	(2,503,890	)†
TOTAL NET ASSETS	$146,747,980
Shares Outstanding:
Class 1	256,625
Class A	10,340,928
Class B	3,010,719
Class C	5,842,860
Class I	1,843,750
Net Asset Value:
Class 1 (and redemption price)	$6.92
Class A (and redemption price)	$6.94
Class B*	$6.58
Class C*	$6.96
Class I (and redemption price)	$6.93
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$7.36

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

†	Net of deferred foreign capital gains tax of $40,511.

See Notes to Financial Statements.

14	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:
Dividends	$2,990,891
Interest	38
Less: Foreign taxes withheld	(228,093)
Total Investment Income	2,762,836
EXPENSES:
Investment management fee (Note 2)	583,917
Transfer agent fees (Note 5)	526,023
Distribution fees (Notes 2 and 5)	371,030
Shareholder reports (Note 5)	45,383
Registration fees	38,362
Custody fees	23,006
Legal fees	20,697
Audit and tax	16,773
Trustees’ fees	8,177
Insurance	2,997
Miscellaneous expenses	421
Total Expenses	1,636,786
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(415,112)
Net Expenses	1,221,674
NET INVESTMENT INCOME	1,541,162
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(24,102,938)
Foreign currency transactions	(7,849)
Net Realized Loss	(24,110,787)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	21,944,821 †
Foreign currencies	6,281
Change in Net Unrealized Appreciation/Depreciation	21,951,102
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(2,159,685)
DECREASE IN NET ASSETS FROM OPERATIONS	$(618,523)

†Net	of change in deferred foreign capital gains tax of $40,511.

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	15

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:
Net investment income	$1,541,162	$3,250,415
Net realized loss	(24,110,787)	(84,821,482)
Change in net unrealized appreciation/depreciation	21,951,102	(46,300,966)
Decrease in Net Assets From Operations	(618,523)	(127,872,033)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(500,014)	(2,950,010)
Decrease in Net Assets From Distributions to Shareholders	(500,014)	(2,950,010)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	16,396,953	83,036,565
Reinvestment of distributions	497,305	2,935,883
Cost of shares repurchased	(23,510,545)	(94,550,817)
Decrease in Net Assets From Fund Share Transactions	(6,616,287)	(8,578,369)
DECREASE IN NET ASSETS	(7,734,824)	(139,400,412)
NET ASSETS:
Beginning of period	154,482,804	293,883,216
End of period*	$146,747,980	$154,482,804
* Includes undistributed net investment income of:	$1,167,632	$126,484

See Notes to Financial Statements.

16	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2009[2]	2008	2007	2006[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$6.91	$12.60	$12.45	$12.19
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.09	0.21	0.10	(0.00)[4]
Net realized and unrealized gain (loss)	(0.05)	(5.73)	0.89	0.30
Total income (loss) from operations	0.04	(5.52)	0.99	0.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.17)	(0.10)	(0.04)
Net realized gains	—	—	(0.74)	—
Total distributions	(0.03)	(0.17)	(0.84)	(0.04)
NET ASSET VALUE, END OF PERIOD	$6.92	$6.91	$12.60	$12.45
Total return[5]	0.56%	(43.75)%	7.83%	2.45%
NET ASSETS, END OF PERIOD (000s)	$1,776	$1,935	$4,100	$4,166
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.66%[6]	1.40%	1.75%	1.04%[6,7]
Net expenses	1.22 [6,8,9]	1.19 [8,9,10]	1.09 [8,10]	1.03 [6,7,8,10]
Net investment income	2.80 [6]	2.01	0.80	0.44 [6]
PORTFOLIO TURNOVER RATE	74%	166%	154%	228%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period December 1, 2006 (inception date) to December 31, 2006.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed 1.25%.

[10]

Prior to April 28, 2008, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares would not exceed 1.18%. The voluntary expense limitation on Class 1 shares was 1.03% prior to July 30, 2007.

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$6.94	$12.65	$12.47	$11.90	$10.97	$9.45
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.08	0.18	0.07	0.14	0.17	0.07
Net realized and unrealized gain (loss)	(0.05)	(5.74)	0.89	2.75	0.91	1.55
Total income (loss) from operations	0.03	(5.56)	0.96	2.89	1.08	1.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.15)	(0.04)	(0.10)	(0.15)	(0.10)
Net realized gains	—	—	(0.74)	(2.22)	—	—
Total distributions	(0.03)	(0.15)	(0.78)	(2.32)	(0.15)	(0.10)
NET ASSET VALUE, END OF PERIOD	$6.94	$6.94	$12.65	$12.47	$11.90	$10.97
Total return[3]	0.37%	(43.88)%	7.60%	24.79%	9.88%	17.24%
NET ASSETS, END OF PERIOD (000s)	$71,733	$74,660	$145,618	$125,389	$37,449	$34,599
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.10%[4]	1.76%	1.69%	1.45%[5]	1.62%	1.83%
Net expenses	1.50 [4,6,7]	1.46 [6,7,8]	1.33 [6,8]	1.43 [5,6,8]	1.62 [8]	1.69 [6,8]
Net investment income	2.53 [4]	1.77	0.56	1.09	1.48	0.73
PORTFOLIO TURNOVER RATE	74%	166%	154%	228%	29%	60%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.38%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.50% until May 1, 2010.

[8]

Prior to April 28, 2008, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 1.43%. A voluntary expense limitation of 1.75% was in place for Class A shares prior to April 16, 2007.

See Notes to Financial Statements.

18	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$6.59	$12.03	$11.96	$11.53	$10.62	$9.13
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.05	0.09	(0.04)	(0.00)[3]	0.07	(0.00)[3]
Net realized and unrealized gain (loss)	(0.04)	(5.43)	0.85	2.66	0.89	1.50
Total income (loss) from operations	0.01	(5.34)	0.81	2.66	0.96	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.10)	—	(0.01)	(0.05)	(0.01)
Net realized gains	—	—	(0.74)	(2.22)	—	—
Total distributions	(0.02)	(0.10)	(0.74)	(2.23)	(0.05)	(0.01)
NET ASSET VALUE, END OF PERIOD	$6.58	$6.59	$12.03	$11.96	$11.53	$10.62
Total return[4]	0.12%	(44.37)%	6.65%	23.60%	9.00%	16.40%
NET ASSETS, END OF PERIOD (000s)	$19,802	$23,533	$59,303	$64,293	$7,356	$7,617
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	3.13%[5]	2.70%	2.64%	2.29%[6]	2.48%	2.61%
Net expenses	2.25 [5,7,8]	2.30 [7,8,9]	2.17 [7,9]	2.28 [6,7,9]	2.48 [9]	2.44 [7,9]
Net investment income (loss)	1.74 [5]	0.90	(0.28)	(0.01)	0.66	(0.03)
PORTFOLIO TURNOVER RATE	74%	166%	154%	228%	29%	60%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.25% and 2.24%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.25% until May 1, 2010.

[9]

Prior to April 28, 2008, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 2.40%. A voluntary expense limitation of 2.50% was in place for Class B shares prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$6.98	$12.72	$12.60	$12.06	$11.11	$9.55
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.06	0.10	(0.04)	0.01	0.06	(0.01)
Net realized and unrealized gain (loss)	(0.06)	(5.74)	0.90	2.76	0.93	1.57
Total income (loss) from operations	—	(5.64)	0.86	2.77	0.99	1.56
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.10)	—	(0.01)	(0.04)	(0.00	)(3)
Net realized gains	—	—	(0.74)	(2.22)	—	—
Total distributions	(0.02)	(0.10)	(0.74)	(2.23)	(0.04)	(0.00	)(3)
NET ASSET VALUE, END OF PERIOD	$6.96	$6.98	$12.72	$12.60	$12.06	$11.11
Total return[4]	(0.03)%	(44.30)%	6.71%	23.42%	8.95%	16.37%
NET ASSETS, END OF PERIOD (000s)	$40,656	$41,892	$83,249	$69,239	$38,418	$19,040
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.90%[5]	2.69%	2.46%	2.78%[6]	2.74%	2.65%
Net expenses[7]	2.25 [5,8]	2.23 [8,9]	2.20 [9]	2.52 [6,9]	2.50 [9]	2.42	[9]
Net investment income (loss)	1.78 [5]	0.98	(0.31)	0.07	0.53	(0.10)
PORTFOLIO TURNOVER RATE	74%	166%	154%	228%	29%	60%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.72% and 2.46%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.25% until May 1, 2010.

[9]

Prior to April 28, 2008, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.26%. A voluntary expense limitation of 2.50% was in place for Class C shares prior to April 16, 2007.

See Notes to Financial Statements.

20	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$6.92	$12.62	$12.46	$11.89	$10.96	$9.46
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.09	0.16	0.10	0.19	0.22	0.09
Net realized and unrealized gain (loss)	(0.05)	(5.67)	0.88	2.74	0.92	1.56
Total income (loss) from operations	0.04	(5.51)	0.98	2.93	1.14	1.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.19)	(0.08)	(0.14)	(0.21)	(0.15)
Net realized gains	—	—	(0.74)	(2.22)	—	—
Total distributions	(0.03)	(0.19)	(0.82)	(2.36)	(0.21)	(0.15)
NET ASSET VALUE, END OF PERIOD	$6.93	$6.92	$12.62	$12.46	$11.89	$10.96
Total return[3]	0.59%	(43.65)%	7.75%	25.13%	10.38%	17.60%
NET ASSETS, END OF PERIOD (000s)	$12,781	$12,463	$1,613	$2,058	$2,174	$2,185
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.11%[4]	1.01%	1.18%	1.15%[5]	1.21%	1.49%
Net expenses	1.11 [4,6]	1.01	1.18 [7]	1.14 [5,7,8]	1.21 [7]	1.43 [7,8]
Net investment income	2.91 [4]	1.84	0.73	1.43	1.94	0.94
PORTFOLIO TURNOVER RATE	74%	166%	154%	228%	29%	60%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.09%.

[6]

As a result of a contractual expense limitation, from May 1, 2009 until May 1, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.25%.

[7]

Prior to April 16, 2007, as a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.50%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks:
Consumer Discretionary	$8,841,303	$4,478,804	—	$13,320,107
Consumer Staples	8,701,085	6,075,112	—	14,776,197
Energy	10,394,019	5,879,988	—	16,274,007
Financials	9,379,387	16,830,412	—	26,209,799
Health Care	8,162,857	8,062,773	—	16,225,630
Industrials	7,321,965	6,469,269	—	13,791,234
Information Technology	17,263,937	1,403,276	—	18,667,213
Materials	2,033,928	5,925,208	—	7,959,136
Telecommunication Services	3,443,606	5,063,007	—	8,506,613
Utilities	3,930,725	4,483,927	—	8,414,652
Total common stocks	79,472,812	64,671,776	—	144,144,588
Short-Term Investments†	—	1,884,000	—	1,884,000
Total investments	$79,472,812	$66,555,776	—	$146,028,588

†	See Notes to Schedule of Investments for additional detailed categorization.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS TELECOMMUNICATION SERVICES
Balance as of December 31, 2008	$781,104
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	(781,104)
Balance as of June 30, 2009	—

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends,

24	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

disposition of Thailand securities held by the Fund are subject to capital gains taxes in that country. As of June 30, 2009, there were $40,511 of deferred capital gains tax liabilities accrued on unrealized gains.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
Up to $1 billion	0.850%
Next $1 billion	0.825
Next $3 billion	0.800
Next $5 billion	0.775
Over $10 billion	0.750

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

During the six months ended June 30, 2009, the Fund’s Class A, B and C shares had contractual expense limitations in place of 1.50%, 2.25% and 2.25% respectively, until May 1, 2010. During the six months ended, June 30, 2009, the Fund’s Class 1 shares had a voluntary expense limitation in place to not exceed 1.25%. As of May 1, 2009, a contractual expense cap of 1.25% went into effect for the Fund’s Class I shares, until May 1, 2010.

During the six months ended June 30, 2009, LMPFA reimbursed the Fund for expenses amounting to $415,112.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to Class 1 shares of the Fund during the same fiscal year if the Class 1 shares total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount

26	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

that would result, on any particular business day of Class 1 shares, in the Class 1 shares total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their current Class 1 shares but are no longer permitted to add to their Class 1 share positions excluding reinvestment of dividends and distributions.

For the six months ended June 30, 2009, LMIS and its affiliates received sales charges of approximately $16,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	$0	*	$3,000	$0	*

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$102,877,505
Sales	109,346,687

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,180,090
Gross unrealized depreciation	(12,666,640)
Net unrealized depreciation	$(2,486,550)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2009.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	FOREIGN EXCHANGE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Forward Foreign Currency Contracts	$(8,472)	—	$(8,472)

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$5,184	$435
Class A	$83,770	256,540	25,072
Class B	98,554	100,122	10,125
Class C	188,706	158,795	9,524
Class I	—	5,382	227
Total	$371,030	$526,023	$45,383

28	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS
Class 1	$3,835
Class A	201,431
Class B	86,605
Class C	123,241
Total	$415,112

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2009	YEAR ENDED DECEMBER 31, 2008
Net investment income:
Class 1	$7,510	$47,229
Class A	273,518	1,627,083
Class B	55,745	352,346
Class C	109,032	596,091
Class I	54,209	327,261
Total	$500,014	$2,950,010

7. Shares of beneficial interest

At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1
Shares issued on reinvestment	1,067	$7,510	7,018	$47,229
Shares repurchased	(24,287)	(155,361)	(52,421)	(564,364)
Net decrease	(23,220)	$(147,851)	(45,403)	$(517,135)
Class A
Shares sold	816,370	$5,186,763	2,499,634	$26,305,027
Shares issued on reinvestment	38,480	271,670	239,724	1,618,135
Shares repurchased	(1,276,075)	(7,975,355)	(3,491,760)	(35,193,382)
Net decrease	(421,225)	$(2,516,922)	(752,402)	$(7,270,220)

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class B
Shares sold	195,234	$1,181,090	537,255	$5,361,610
Shares issued on reinvestment	8,253	55,295	54,405	349,281
Shares repurchased	(762,490)	(4,573,442)	(1,950,863)	(19,535,968)
Net decrease	(559,003)	$(3,337,057)	(1,359,203)	$(13,825,077)
Class C
Shares sold	1,346,558	$8,619,531	2,809,836	$28,415,448
Shares issued on reinvestment	15,320	108,621	87,478	593,977
Shares repurchased	(1,524,200)	(9,692,922)	(3,438,504)	(34,943,909)
Net decrease	(162,322)	$(964,770)	(541,190)	$(5,934,484)
Class I
Shares sold	211,889	$1,409,569	2,067,533	$22,954,480
Shares issued on reinvestment	7,689	54,209	48,555	327,261
Shares repurchased	(176,072)	(1,113,465)	(443,616)	(4,313,194)
Net increase	43,506	$350,313	1,672,472	$18,968,547

8. Capital loss carryforward

As of December 31, 2008, the Fund had a net capital loss carryforward of approximately $60,246,935, of which $9,897,977 expires in 2009 and $50,348,958 expires in 2016. These amounts will be available to offset any future taxable capital gains. However, the Fund is subject to an annual limitation of $5,978,469 as a result of the merger with Legg Mason Partners International Fund on December 1, 2006.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that

30	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges

32	Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report

similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Subsequent event

At the August 2009 meeting, the Board of Trustees approved changing the Fund’s fiscal year-end from December 31st to October 31st. This change will result in a “stub period” annual report being produced for the ten-month period ending October 31, 2009.

Legg Mason Partners Global Equity Fund 2009 Semi-Annual Report	33

Legg Mason Partners Global Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-Transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Global Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Global Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 19, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02625 8/09 SR09-861

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: September 2, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Equity Trust

Date: September 2, 2009